Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2020	2019	2018
Current tax provision
Federal	$1,395.7	$1,133.2	$673.1
State	35.6	27.3	21.5
Deferred tax expense (benefit)
Federal	35.8	16.8	(145.9)
State	1.5	3.0	(6.1)
Total income tax provision	$1,468.6	$1,180.3	$542.6

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

(millions)	2020		2019		2018
Income before income taxes	$7,173.2		$5,160.3		$3,163.6
Tax at statutory federal rate	$1,506.4	21%	$1,083.7	21%	$664.4	21%
Tax effect of:
Reversal of prior year tax credits	0	0	163.2	3	0	0
Tax credits[1]	(5.4)	0	(43.9)	(1)	(76.3)	(2)
Stock-based compensation	(22.7)	(1)	(25.9)	(1)	(25.1)	(1)
Tax-deductible dividends	(25.1)	(1)	(14.6)	0	(14.6)	0
Tax-preferenced investment income	(15.2)	0	(14.0)	0	(15.6)	(1)
Nondeductible compensation expense	6.4	0	8.1	0	(0.2)	0
State income taxes, net of federal taxes	29.3	1	24.0	1	12.2	0
Other items, net	(5.1)	0	(0.3)	0	(2.2)	0
Total income tax provision	$1,468.6	20%	$1,180.3	23%	$542.6	17%
[1] Includes $0, $38.1 million, and $71.0 million for 2020, 2019, and 2018, respectively, of benefits on investments in federal renewable energy tax credit funds.

Components of Net Deferred Tax Assets	The following table shows the components of the net deferred tax asset (liability) at December 31, 2020 and 2019, respectively.

(millions)	2020	2019
Federal deferred income tax assets:
Unearned premiums reserve	$552.5	$498.2
Non-deductible accruals	238.2	181.8
Loss and loss adjustment expense reserves	170.0	153.3
Operating lease liabilities	37.4	42.3
Investment basis difference	18.6	27.4
Hedges on forecasted transactions	4.1	4.4
Other	25.8	15.3
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(620.5)	(472.2)
Deferred acquisition costs	(259.8)	(221.9)
Net unrealized gains on fixed-maturity securities	(253.4)	(96.5)
Property and equipment	(105.6)	(108.6)
Loss and loss adjustment expense reserve transition adjustment	(39.3)	(47.2)
Operating lease assets	(37.4)	(42.3)
Intangible assets	(27.6)	(38.9)
Prepaid expenses	(5.5)	(4.8)
Other	(7.5)	(8.3)
Net federal deferred income taxes	(310.0)	(118.0)
State deferred income tax assets[1]	11.9	15.2
State deferred income tax liabilities[1]	(4.0)	(1.2)
Total	$(302.1)	$(104.0)
[1] Recorded in “other assets” and “accounts payable, accrued expenses, and other liabilities,” respectively, on the consolidated balance sheets; the prior year amounts were reclassified into these line items from “net federal deferred income taxes” to conform to the current year presentation.